OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Citigroup GLOBAL MARKETS Mortgage Securities VII Inc.

(F/K/A Salomon brothers mortgage securities vii, inc.)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

   X    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2015 to December 31, 2015

Date of Report (Date of filing): February 16, 2016

Commission File Number of securitizer: 025-00573

Central Index Key Number of securitizer: 0000809877

Susan Mills, Citigroup Global Markets Mortgage Securities VII Inc., (212) 723-6376

Stephen Kudenholdt, Dentons US LLP, (212) 768-6847

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]1

____    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: __________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): ________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

1 The securitizer has no activity to report during the prior calendar year except for activity that was reported on the Form ABS-15G filing made on May 15, 2015.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The securitizer has no activity to report during the prior calendar year except for activity that was reported on the Form ABS-15G filing made on May 15, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Citigroup GLOBAL MARKETS Mortgage Securities VII Inc.
Date: February 16, 2016		/s/ Susan Mills
	Name:	Susan Mills
	Title:	Vice President
(senior officer in charge of securitization of the securitizer)